Equity (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity
Beginning balance	$ 337	$ 241
Transfers from dividends payable	(10)	45
Prescription	40	(7)
Translation adjustment	(42)	21
Ending balance	$ 325	$ 300